091-21101&

For Internal Use Only
Sec File No.

RECEIVED
2016 AUG 10 PM 12:01
SEC / TM

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

SEC
Mail Processing
Section
AUG 10 2016
Washington DC
413

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Corporation
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   VelocityShares VIX Variable Long/Short ETN

16019318

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   LSVX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Chief Regulatory Officer

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
August 8, 2016

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 10 2016 |

NSX National Stock Exchange

RECEIVED
2016 AUG 10 PM 12:00
SEC / TM

James G. Buckley
Chief Regulatory Officer
t: 201.499.3698
f: 201.499.0727
james.buckley@nsx.com

**VIA FED EX**

August 8, 2016

SEC
Mail Processing
Section
AUG 10 2016
Washington DC
412

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) SCAP
2) KRMA
3) EYLD
4) ESG
5) ESGG
6) DWLV
7) REML
8) LSVX
9) BSWN
10) XIVH
11) IGEM
12) PRNT
13) WBIR
14) MELT
15) EUFL
16) LVHI
17) TRSK
18) SPXH

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | AUG 10 2016 |

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Chief Regulatory Officer

Enclosures